PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUND LISTED BELOW:

AIM Dynamics Fund

                             AIM S&P 500 Index Fund

At a meeting held on December 13, 2007, the Board of Trustees of AIM Stock Funds (the "Trust") approved for AIM Dynamics Fund (the "Fund") each of the following items, each of which also requires approval by Fund shareholders:

- A new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trust's Board of Trustees (the "Board") believes that the proposed sub-advisory agreement would benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Fund pays to AIM pursuant to its advisory agreement.

- Changing certain of its fundamental investment restrictions. The proposed revisions to the fundamental investment restrictions are described in a supplement to this Fund's Statement of Additional Information. The proposed revisions would conform the restrictions for this Fund to a set of uniform model restrictions under which most of the mutual funds advised by AIM operate and would provide the Fund with as much investment flexibility as is possible under the Investment Company Act of 1940.

- Making its investment objective non-fundamental. Making this Fund's investment objective non-fundamental would give the Board additional flexibility to make appropriate changes to the investment objective to respond to new developments and changing trends in the market place without the commensurate expense of seeking a shareholder vote. If made non-fundamental, the Board would be able to modify the Fund's investment objective when deemed appropriate.

- An amendment to the Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give the Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Board would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of the Trust, Fund or share class, as applicable.

- An agreement and plan of reorganization (the "Plan"), which provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of AIM Investment Securities Funds ("AIS"), an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The operations of the New Fund following the Restructuring will be substantially similar to those of the Fund. AIS, like the Trust, operates as an open-end management investment company.

The Board of Trustees has called a meeting of the Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals other than the Restructuring that are approved by shareholders are expected to become effective on or about May 1, 2008. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated on or about April 30, 2008. If shareholders of the Fund do not approve the proposed Restructuring, the Fund will continue to operate as a series of the Trust.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                NEW NAME
A I M Advisors, Inc.                                        Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                              Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                    Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                               Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                 Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                          Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                            Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                    NEW NAME
INVESCO Asset Management (Japan) Limited                    Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                   Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                          Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                     Invesco Senior Secured Management, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM Dynamics Fund       AIM S&P 500 Index Fund

At a meeting held on December 13, 2007, the Board of Trustees (the "Board") of AIM Stock Funds (the "Trust") approved changing certain of the fundamental investment restrictions of AIM Dynamics Fund (the "Fund"), which also requires shareholder approval. The Board has called a meeting of the Fund's shareholders to be held for such purposes on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, are entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

Each proposed change to the Fund's fundamental investment restrictions is discussed below. The proposed fundamental investment restrictions will provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the Securities and Exchange Commission ("SEC") without receiving prior shareholder approval. This flexibility is referred to in the proposed investment restrictions as being permitted by the "1940 Act Laws, Interpretations and Exemptions." If the proposed fundamental investment restrictions are approved, the Board will adopt corresponding non-fundamental investment restrictions, as applicable and set forth below, that will function as internal operating guidelines for A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, to follow in managing the Fund. If circumstances change, the Board may change or eliminate any non-fundamental investment restriction in the future without shareholder approval.

For each existing or proposed fundamental or non-fundamental restriction, if a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in the values of the Fund's portfolio securities or the amount of its total assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).

MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the existing fundamental restriction with regard to issuer diversification would be changed to read as follows:

      "The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following new non-fundamental investment restriction will become effective for AIM Dynamics
Fund:

      "In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

MODIFICATION OF FUNDAMENTAL RESTRICTIONS ON ISSUING SENIOR SECURITIES AND BORROWING MONEY - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the existing fundamental restrictions on issuing senior securities and borrowing money would be changed to read as follows:

      "The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction will become effective for the Fund:

      "In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING SECURITIES - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the existing fundamental restriction on underwriting securities would be changed to read as follows:

      "The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION - Applies to shareholders of AIM Dynamics Fund

AIM Dynamics Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Dynamics Fund would be changed to read as follows:

      "The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction would also become effective for AIM Dynamics Fund:

      "In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENTS - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the Fund's existing fundamental restriction on real estate investments would be changed to read as follows:

      "The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON PURCHASING OR SELLING COMMODITIES - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the existing fundamental restriction on purchasing or selling physical commodities for AIM Dynamics Fund would be changed to read as follows:

      "The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities."

If shareholders approve the proposed addition, the following non-fundamental investment restriction would also become effective for AIM Dynamics Fund:

      "Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON MAKING LOANS - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the Fund's existing fundamental restriction on making loans would be changed to read as follows:

      "The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests."

If shareholders approve the proposed change, the following non-fundamental investment restriction will become effective for the Fund:

      "In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTMENTS IN INVESTMENT COMPANIES - Applies to shareholders of AIM Dynamics Fund

If approved by shareholders, the Fund's existing fundamental policy on investments in other investment companies would be changed to read as follows:

      "The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund."

If shareholders approve the proposed restriction, the Fund will have the ability to invest all of its assets in another open-end investment company whether or not managed by AIM or an AIM affiliate. Because the Fund does not currently intend to do so, the following non-fundamental investment restriction will become effective for the Fund:

      "Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund."

The following information is inserted after the eighth sentence of the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - OFFERING PRICE - CALCULATION OF NET ASSET VALUE" on page 61 of the Statement of Additional Information.

            "Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends such securities are recorded on trade date. For money market funds portfolio securities are recorded in the NAV on trade date."

Effective December 31, 2007, Miss Ruth Quigley will retire as a trustee of the Trust and at such time any references to Miss Quigley serving as a trustee or committee member is hereby removed.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                NEW NAME
A I M Advisors, Inc.                                        Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                              Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                    Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                               Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                 Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                          Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                            Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                    NEW NAME
INVESCO Asset Management (Japan) Limited                    Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                   Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                          Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                     Invesco Senior Secured Management, Inc.